Administrative Expenses	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Administrative Expenses
38.	ADMINISTRATIVE EXPENSES

Composition	12/31/2024	12/31/2023	12/31/2022
Taxes	72,559,840	58,668,491	43,508,078
Maintenance, conservation and repair expenses	55,653,300	46,692,100	42,291,334
Other fees	39,136,882	36,089,688	25,624,090
Armored truck, documentation and events	38,504,627	33,618,017	35,762,328
Security services	30,444,668	25,912,720	25,511,239
Electricity and communications	29,627,942	22,637,682	23,495,332
Advertising and publicity	22,156,745	20,234,834	16,104,975
Software	21,322,878	20,738,014	16,902,040
Fees to directors and syndics	18,437,173	58,633,383	13,393,887
Hired administrative services	9,584,382	6,589,047	1,808,612
Representation, travel and transportation	6,460,958	6,161,232	4,633,915
Insurance	3,952,251	2,563,933	2,798,475
Stationery and office supplies	1,957,800	2,329,146	1,843,088
Leases	1,421,408	1,025,476	1,176,701
Other	15,129,319	15,730,705	10,673,279

Total	366,350,173	357,624,468	265,527,373